Commitments and Contingencies, Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating Leases, Rent Expense
Rent expense, noncancellable long-term operating lease	$ 183	$ 177	$ 168
Rent expense, cancellable short-term operating lease	12	12	$ 11
Loss Contingency, Estimate
Accrual for legal proceedings and unasserted claims	$ 1
Maximum
Loss Contingency, Estimate
Accrual for legal proceedings and unasserted claims		$ 1